Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Schedule of reconciliation of changes in liabilities arising from financing activities
The following table provides a reconciliation of changes in liabilities arising from financing activities.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2022		29,673	79	811	82	30,645
Cash flows from (used in) financing activities
Increase in notes payable		42	69	—	—	111
Issue of long-term debt		1,951	—	—	—	1,951
Repayment of long-term debt		(2,023)	—	—	—	(2,023)
Cash dividends paid on common and preferred shares		—	—	(3,448)	—	(3,448)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(39)	—	(39)
Increase in securitized receivables		700	—	—	—	700
Other financing activities		(13)	—	—	(18)	(31)
Total cash flows from (used in) financing activities excluding equity		657	69	(3,487)	(18)	(2,779)

Non-cash changes arising from
Increase in lease liabilities		1,008	—	—	—	1,008
Dividends declared on common and preferred shares		—	—	3,508	—	3,508
Dividends declared by subsidiaries to non-controlling interests		—	—	39	—	39
Effect of changes in foreign exchange rates		437	(437)	—	—	—
Business acquisition		8	—	—	—	8
Business disposition		(14)	—	—	—	(14)
Other		151	(18)	(4)	(36)	93
Total non-cash changes		1,590	(455)	3,543	(36)	4,642
December 31, 2022		31,920	(307)	867	28	32,508
(1) Included in Other current assets, Trade payables and other liabilities and Other non-current liabilities in the statement of financial position.

	NOTE	DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT	DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT (1)	DIVIDENDS PAYABLE	OTHER LIABILITIES	TOTAL
January 1, 2021		26,323	66	766	—	27,155
Cash flows from (used in) financing activities
Increase (decrease) in notes payable		378	(27)	—	—	351
Issue of long-term debt		4,985	—	—	—	4,985
Repayment of long-term debt		(2,751)	—	—	—	(2,751)
Cash dividends paid on common and preferred shares		—	—	(3,257)	—	(3,257)
Cash dividends paid by subsidiaries to non-controlling interests	36	—	—	(86)	—	(86)
Decrease in securitized trade receivables		(150)	—	—	—	(150)
Other financing activities		(36)	13	—	42	19
Total cash flows from (used in) financing activities excluding equity		2,426	(14)	(3,343)	42	(889)

Non-cash changes arising from
Increase in lease liabilities		787	—	—	—	787
Dividends declared on common and preferred shares		—	—	3,306	—	3,306
Dividends declared by subsidiaries to non-controlling interests		—	—	87	—	87
Effect of changes in foreign exchange rates		(23)	23	—	—	—
Business acquisitions		12	—	—	—	12
Other		148	4	(5)	40	187
Total non-cash changes		924	27	3,388	40	4,379
December 31, 2021		29,673	79	811	82	30,645
(1) Included in Other current assets, Other non-current assets and Trade payables and other liabilities in the statement of financial position.